Other Liabilities	9 Months Ended
Jul. 31, 2021
Disclosure of financial liabilities [abstract]
Other Liabilities

NOTE 12: OTHER LIABILITIES

Other Liabilities

(millions of Canadian dollars)	As at
	July 31 2021	October 31 2020
Accounts payable, accrued expenses, and other items[1]	$5,983	$6,571
Accrued interest	673	1,142
Accrued salaries and employee benefits	3,386	2,900
Cheques and other items in transit	2,522	2,440
Current income tax payable	355	275
Deferred tax liabilities	260	284
Defined benefit liability	1,906	3,302
Lease liabilities	5,572	6,095
Liabilities related to structured entities	4,284	5,898

Provisions	1,356	1,569
Total	$26,297	$30,476

[1]	Includes dividends payable of $1,389 million as at July 31, 2021 (October 31, 2020 – $1,383 million).